Note 17 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 14, 2024	Jun. 14, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)			0
Treasury Stock, Shares, Acquired (in shares)			0		6,267,808
Treasury Stock, Value, Acquired, Cost Method				$ 31,161	$ 60,000
Common Stock, Shares, Issued (in shares)			130,467,734
Common Stock, Shares, Outstanding (in shares)			119,463,224
Redeemable Preferred Stock Dividends			$ 5,446	(0)
Dividends, Preferred Stock, Cash			$ 15,534	$ 15,534
O 2022 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 10,219
Common Stock Dividends, Shares (in shares)				384,177
O 2023 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 10,043
Common Stock Dividends, Shares (in shares)				498,030
O 2023 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.115
Dividends, Common Stock, Cash			$ 9,320
Common Stock Dividends, Shares (in shares)			420,178
O 2024 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.115
Dividends, Common Stock, Cash			$ 9,324
Common Stock Dividends, Shares (in shares)			369,223
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,088,601	1,181,407
Stock Repurchase Program, Authorized Amount						$ 150,000
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount						$ 150,000
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			229,200	229,200
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)			789,401		1,742,320
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001		$ 0.0001
Shares Issued, Price Per Share (in dollars per share)			$ 10.9544		$ 9.3669
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)	4,574,100	4,574,100
Preferred Stock, Dividend Rate, Percentage	8.875%	8.875%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25	$ 25
Redeemable Preferred Stock Dividends			$ 5,446
Series E Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Series B Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Series C Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)
Series D Preferred Stock [Member] | O, 2022, Q4, October 15, 2022 to January 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | O, 2023, Q1,January 15, 2023 to April 14, 2023, Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | O, 2023, Q4October 15, 2023 to January 14, 2024, Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | O, 2024, Q1, January 15, 2024 to April 14, 2024 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0
Dividends, Preferred Stock, Cash			$ (0)	$ (0)